Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Description of Business
Description of Business: Ohio Valley Banc Corp. (“Ohio Valley”) is a financial holding company registered under the Bank Holding Company Act of 1956. Ohio Valley has one banking subsidiary, The Ohio Valley Bank Company (the “Bank”), an Ohio state-chartered bank that is a member of the Federal Reserve Bank (“FRB”) and is regulated primarily by the Ohio Division of Financial Institutions and the Federal Reserve Board.  Ohio Valley also has a subsidiary that engages in consumer lending generally to individuals with higher credit risk history, Loan Central, Inc.; and a subsidiary insurance agency that facilitates the receipts of insurance commissions, Ohio Valley Financial Services Agency, LLC. The Bank has one wholly-owned subsidiary, Ohio Valley REO, LLC (“Ohio Valley REO”), an Ohio limited liability company, to which the Bank transfers certain real estate acquired by the Bank through foreclosure for sale by Ohio Valley REO. Ohio Valley and its subsidiaries are collectively referred to herein as the “Company.”

The Company provides a full range of commercial and retail banking services from 24 offices located in southeastern Ohio and western West Virginia. It accepts deposits in checking, savings, time and money market accounts and makes personal, commercial, construction and real estate loans. Substantially all loans are secured by specific items of collateral, including business assets, consumer assets, and commercial and residential real estate. Commercial loans are expected to be repaid from cash flow from business operations. The Company also offers safe deposit boxes, wire transfers and other standard banking products and services. The Bank’s deposits are insured by the Federal Deposit Insurance Corporation (“FDIC”). In addition to accepting deposits and making loans, the Bank invests in U. S. Government and agency obligations, interest-bearing deposits in other financial institutions and investments permitted by applicable law.

The Bank’s trust department provides a wide variety of fiduciary services for trusts, estates and benefit plans and also provides investment and security services as an agent for its customers.

Principles of Consolidation
Principles of Consolidation: The consolidated financial statements include the accounts of Ohio Valley and its wholly-owned subsidiaries, the Bank, Loan Central, Inc., and Ohio Valley Financial Services Agency, LLC. All material intercompany accounts and transactions have been eliminated.

Reclassifications
Reclassifications: The consolidated financial statements for 2024 have been reclassified to conform with the presentation for 2025.  These reclassifications had no effect on the net results of operations or shareholders’ equity.

Use of Estimates
Use of Estimates: The accounting and reporting policies followed by the Company conform to U.S. generally accepted accounting principles (“US GAAP”) established by the Financial Accounting Standards Board (“FASB”). The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and the disclosures provided, and actual results could differ.

Cash and Cash Equivalents
Cash and Cash Equivalents: Cash and cash equivalents include cash on hand, noninterest-bearing deposits with banks, federal funds sold and interest-bearing deposits with banks with maturity terms of less than 90 days. Generally, federal funds are purchased and sold for one-day periods. The Company reports net cash flows for customer loan transactions, deposit transactions, short-term borrowings and interest-bearing deposits with other financial institutions.

Debt Securities
Debt Securities: The Company classifies securities into held to maturity (“HTM”) and available for sale (“AFS”) categories. HTM securities are those which the Company has the positive intent and ability to hold to maturity and are reported at amortized cost. Securities classified as AFS include securities that could be sold for liquidity, investment management or similar reasons even if there is not a present intention of such a sale. AFS securities are reported at fair value, with unrealized gains or losses included in other comprehensive income, net of tax.

Premium amortization is deducted from, and discount accretion is added to, interest income on securities using the level yield method without anticipating prepayments, except for mortgage-backed securities where prepayments are anticipated. Gains and losses are recognized upon the sale of specific identified securities on the completed trade date.

Allowance for Credit Losses ("ACL") - AFS Securities
Allowance for Credit Losses (“ACL”) – AFS Securities: For AFS debt securities in an unrealized position, the Company first assesses whether it intends to sell, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis. If either of the criteria regarding intent or requirement to sell is met, the security’s amortized cost basis is written down to fair value through income. For debt securities AFS that do not meet the aforementioned criteria, the Company evaluates whether the decline in fair values has resulted from credit losses or other factors. In making this assessment, management considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an ACL is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an ACL is recognized in other comprehensive income.

Changes in the ACL are recorded as credit loss expense (or reversal). Losses are charged against the allowance when management believes the uncollectibility of an AFS security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Management made the accounting policy election to exclude accrued interest receivable from the estimate of credit losses. Accrued interest receivable on AFS debt securities totaled $1,330 at December 31, 2025 and $1,294 at December 31, 2024.

Management classifies the AFS portfolio into the following major security types: U.S. Government securities, U.S. Government sponsored entity securities, and Agency mortgage-backed residential securities. At December 31, 2025 and 2024, there was no ACL related to AFS debt securities.

ACL - HTM Securities
ACL – HTM Securities: Management measures expected credit losses on HTM debt securities on a collective basis by major security type with each type sharing similar risk characteristics and considers historical credit loss information that is adjusted for current conditions and reasonable and supportable forecasts. The ACL on securities HTM is a contra asset valuation account that is deducted from the carrying amount of HTM securities to present the net amount expected to be collected. HTM securities are charged off against the ACL when deemed uncollectible. Adjustments to the ACL are reported in the Company’s consolidated statements of income in the provision for credit losses. Management classifies the HTM portfolio into two major security types:  Obligations of states and political subdivisions and Agency mortgage-backed residential securities. Agency mortgage-backed residential securities consist of only two securities with balances that are not significant. With regard to obligations of states and political subdivisions, management considers (1) issuer bond ratings, (2) historical loss rates for given bond ratings, (3) the financial condition of the issuer, and (4) whether issuers continue to make timely principal and interest payments under the contractual terms of the securities. At December 31, 2025, there was $1 in the ACL related to HTM debt securities, unchanged from December 31, 2024. There was no corresponding provision expense during the year ended December 31, 2025, compared to a $1 recovery of provision expense during the year ended December 31, 2024.

Management made the accounting policy election to exclude accrued interest receivable from the estimate of credit losses. Accrued interest receivable on HTM debt securities totaled $13 at December 31, 2025 and $24 at December 31, 2024.

Restricted Investments in Bank Stocks
Restricted Investments in Bank Stocks: As a member of the Federal Home Loan Bank (“FHLB”) system and the FRB system, the Bank is required to own a certain amount of stock based on its level of borrowings and other factors and may invest in additional amounts. FHLB stock and FRB stock are carried at cost, classified as restricted securities, and periodically evaluated for impairment based on ultimate recovery of par value. Both cash and stock dividends are reported as income.

Loans
Loans: Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal balance outstanding, net of unearned interest, deferred loan fees and costs, and an ACL. Interest income is reported on an accrual basis using the interest method and includes amortization of net deferred loan fees and costs over the loan term using the level yield method without anticipating prepayments. The amount of the Company’s recorded investment is not materially different than the amount of unpaid principal balance for loans.

Interest income is discontinued and the loan moved to non-accrual status when full loan repayment is in doubt, typically when the loan payments are past due 90 days or over unless the loan is well-secured or in process of collection. Past due status is based on the contractual terms of the loan. In all cases, loans are placed on nonaccrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not received for loans placed on nonaccrual is reversed against interest income. Interest received on such loans is accounted for on the cash-basis method until qualifying for return to accrual. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The Bank also originates long-term, fixed-rate mortgage loans, with the full intention of being sold to the secondary market. These loans are considered held for sale during the period of time after the principal has been advanced to the borrower by the Bank, but before the Bank has been reimbursed by the Federal Home Loan Mortgage Corporation, typically within a few business days. Loans sold to the secondary market are carried at the lower of aggregate cost or fair value. As of December 31, 2025 and 2024, there were no loans held for sale by the Bank.

ACL - Loans
ACL - Loans: The ACL for loans is a contra asset valuation account that is deducted from the amortized cost basis of loans to present the net amount expected to be collected on the loans. Loans, or portions thereof, are charged off against the ACL when they are deemed uncollectible. Expected recoveries do not exceed the aggregate of amounts previously charged-off and expected to be charged-off. The ACL is adjusted through the provision for credit losses and reduced by net charge offs of loans.

The ACL is an estimate of expected credit losses, measured over the contractual life of a loan, that considers historical loss experience, current conditions and forecasts of future economic conditions. Determination of an appropriate ACL is inherently subjective and may have significant changes from period to period.

The methodology for determining the ACL has two main components: evaluation of expected credit losses for certain groups of loans that share similar risk characteristics and evaluation of loans that do not share risk characteristics with other loans.

The ACL is measured on a collective (pool) basis when similar risk characteristics exist. The Company has identified the following portfolio segments and measures the ACL using the following methods:

Portfolio Segment	Measurement Method	Loss Driver

Residential real estate	Cumulative Undiscounted Expected Loss	National Unemployment, National GDP

Commercial real estate:
Owner-occupied	Cumulative Undiscounted Expected Loss	National Unemployment, National GDP
Nonowner-occupied	Cumulative Undiscounted Expected Loss	National Unemployment, National GDP
Construction	Cumulative Undiscounted Expected Loss	National Unemployment, National GDP

Commercial and industrial	Cumulative Undiscounted Expected Loss	National Unemployment, National GDP

Consumer:
Automobile	Cumulative Undiscounted Expected Loss	National Unemployment
Home equity	Cumulative Undiscounted Expected Loss	National Unemployment
Other	Cumulative Undiscounted Expected Loss, Remaining Life Method	National Unemployment

Historical credit loss experience is the basis for the estimation of expected credit losses. We apply historical loss rates to pools of loans with similar risk characteristics. In defining historical loss rates and the prepayment rates and curtailment rates used to determine the expected life of loans, the use of regional and national peer data was used. After consideration of the historic loss calculation, management applies qualitative adjustments to reflect the current conditions and reasonable and supportable forecasts not already reflected in the historical loss information at the balance sheet date. Our reasonable and supportable forecast adjustment, referred to above as “Loss Driver”, is based on the national unemployment rate and the national gross domestic product forecast for the first year. For periods beyond our reasonable and supportable forecast, we revert to historical loss rates utilizing a straight-line method over a two-year reversion period. The qualitative adjustments for current conditions are based upon changes in lending policies and practices, experience and ability of lending staff, quality of the Company’s loan review system, value of underlying collateral, the volume and severity of past due loans, the value of underlying collateral for collateral dependent loans, the existence of and changes in concentrations and other external factors. Each factor is assigned a value to reflect improving, stable, or declining conditions based on management’s best judgment using relevant information available at the time of the evaluation. Expected credit losses are estimated over the contractual term of the loans, adjusted for expected prepayments when appropriate. The contractual term excludes expected extensions, renewals, and modifications unless either of the following applies: management has a reasonable expectation at the reporting date that a modification will be executed with an individual borrower, or the extension of renewal options are included in the original or modified contract at the reporting date and are not unconditionally cancellable by the Company.

The Company has elected to exclude accrued interest receivable from the measurement of its ACL. Accrued interest receivable on loans totaled $4,111 at December 31, 2025 and $3,429 at December 31, 2024. When a loan is placed on non-accrual status, any outstanding accrued interest is reversed against interest income.

Loans that do not share risk characteristics are evaluated on an individual basis. Loans evaluated individually are not also included in the collective evaluation. We evaluate all loans that meet the following criteria: 1) when it is determined that foreclosure is probable; 2) substandard, doubtful and nonperforming loans when repayment is expected to be provided substantially through the operation or sale of the collateral; 3) when it is determined by management that a loan does not share similar risk characteristics with other loans. Specific reserves are established based on the following three acceptable methods for measuring the ACL: 1) the present value of expected future cash flows discounted at the loan’s original effective interest rate; 2) the loan’s observable market price; or 3) the fair value of the collateral when the loan is collateral dependent. Our individual loan evaluations consist primarily of the fair value of collateral method because most of our loans are collateral dependent. Collateral values are discounted to consider disposition costs when appropriate. A specific reserve is established or a charge-off is taken if the fair value of the loan is less than the loan balance.

At December 31, 2025, there was $11,519 in the ACL related to loans, compared to $10,088 at December 31, 2024. This resulted in corresponding provision expense of $2,765 and $2,580 during the years ended December 31, 2025 and 2024, respectively.

The Company’s loan portfolio segments have been identified as follows: Commercial and Industrial, Commercial Real Estate, Residential Real Estate, and Consumer.

Commercial and industrial: Portfolio segment consists of borrowings for commercial purposes to individuals, corporations, partnerships, sole proprietorships, and other business enterprises. Commercial and industrial loans are generally secured by business assets such as equipment, accounts receivable, inventory, or any other asset excluding real estate and generally made to finance capital expenditures or operations. The Company’s risk exposure is related to deterioration in the value of collateral securing the loan should foreclosure become necessary. Generally, business assets used or produced in operations do not maintain their value upon foreclosure, which may require the Company to write down the value significantly to sell.

Commercial real estate: Portfolio segment consists of nonfarm, nonresidential loans secured by owner-occupied and nonowner-occupied commercial real estate as well as commercial construction loans. An owner-occupied loan relates to a borrower purchased building or space for which the repayment of principal is dependent upon cash flows from the ongoing business operations conducted by the party, or an affiliate of the party, who owns the property. Owner-occupied loans that are dependent on cash flows  from operations can be adversely affected  by current market conditions for their product or service. A nonowner-occupied loan is a property loan for which the repayment of principal is dependent upon rental income associated with the property or the subsequent sale of the property. Nonowner-occupied loans that are dependent upon rental income are primarily impacted by the level of interest rates associated with the debt and to local economic conditions, which dictate occupancy rates and the amount of rent charged. The increase in debt service due to higher interest rates may not be able to be passed on to tenants. As part of the origination process, loan interest rates and occupancy rates are stressed to determine the impact on the borrower’s ability to maintain adequate debt service under different economic conditions. Furthermore, the Company monitors the concentration in any one industry and has established limits relative to capital. In addition, credit quality trends are monitored by industry to determine if a change in the risk exposure to a certain industry may warrant a change in our underwriting standards. Commercial construction loans consist of borrowings to purchase and develop raw land into 1-4 family residential properties. Construction loans are extended to individuals as well as corporations for the construction of an individual or multiple properties and are secured by raw land and the subsequent improvements. Repayment of the loans to real estate developers is dependent upon the sale of properties to third parties in a timely fashion upon completion. Should there be delays in construction or a downturn in the market for those properties, there may be significant erosion in value that may be absorbed by the Company.

Residential real estate: Portfolio segment consists of loans to individuals for the purchase of 1-4 family primary residences with repayment primarily through wage or other income sources of the individual borrower. The Company’s loss exposure to these loans is dependent on local market conditions for residential properties as loan amounts are determined, in part, by the fair value of the property at origination.
Consumer: Portfolio segment consists of loans to individuals secured by automobiles, open-end home equity loans and other loans to individuals for household, family, and other personal expenditures, both secured and unsecured. These loans typically have maturities of six years or less with repayment dependent on individual wages and income. The risk of loss on consumer loans is elevated as the collateral securing these loans, if any, rapidly depreciate in value or may be worthless and/or difficult to locate if repossession is necessary.

ACL - Off-Balance Sheet Credit Exposures
ACL – Off-Balance Sheet Credit Exposures: The Company estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. The ACL on off-balance sheet credit exposures is adjusted through credit loss expense. The estimate includes consideration of the likelihood that funding will occur and an estimate of expected credit losses on commitments expected to be funded over its estimated life. At December 31, 2025, there was $871 in the ACL related to off-balance sheet credit exposures, compared to $582 at December 31, 2024. This resulted in corresponding provision expense of $289 during the year ended December 31, 2025, compared to a $110 recovery of provision expense during the year ended December 31, 2024.

Concentrations of Credit Risk
Concentrations of Credit Risk: The Company grants residential, consumer and commercial loans to customers located primarily in the southeastern Ohio and western West Virginia areas.

The following represents the composition of the Company’s loan portfolio as of December 31:

	% of Total Loans
	2025	2024
Commercial real estate loans	39.30%	35.13%
Residential real estate loans	34.94%	35.18%
Commercial and industrial loans	13.97%	14.92%
Consumer loans	11.79%	14.77%
	100.00%	100.00%

The Bank, in the normal course of its operations, conducts business with correspondent financial institutions. Balances in correspondent accounts, investments in federal funds, and other short-term securities are closely monitored to ensure that prudent levels of credit and liquidity risks are maintained. At December 31, 2025, the Bank’s primary correspondent balance was $30,260 on deposit at the FRB, Cleveland, Ohio.

Premises and Equipment
Premises and Equipment: Land is carried at cost. Premises and equipment are stated at cost less accumulated depreciation, which is computed using the straight-line method over the estimated useful life of the owned asset and, for leasehold improvement, over the remaining term of the leased facility, whichever is shorter. The useful lives range from three to eight years for equipment, furniture and fixtures and seven to 39 years for buildings and improvements.

Premises and equipment held for sale are reported at the lower of its carrying value or fair value less cost to sell. The carrying amount of the asset should be adjusted each reporting period for subsequent changes in fair value less cost to sell. A loss should be recognized for any subsequent write-down to fair value less cost to sell. A gain should be recognized for any subsequent increase in fair value less cost to sell, but not in excess of the cumulative loss previously recognized. Once classified as held for sale, depreciation should not be recorded.

The Company enters into leases in the normal course of business primarily for branch buildings and office space to conduct business.  The Company’s leases have remaining terms ranging from 4 months to 15.6 years, some of which include options to extend the leases for up to 15 years.

The Company includes lease extension and termination options in the lease term if, after considering relevant economic factors, it is reasonably certain the Company will exercise the option. In addition, the Company has elected to account for any non-lease components in its real estate leases as part of the associated lease component. The Company has also elected to not recognize leases with original lease terms of 12 months or less (short-term leases) on the Company’s balance sheet.
Leases are classified as operating or finance leases at the lease commencement date.  Lease expense for operating leases and short-term leases is recognized on a straight-line basis over the lease term.  Right-of-use (“ROU”) assets represent our right to use an underlying asset for the lease term and lease liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. At December 31, 2025 and 2024, the Company did not have any finance leases.
The Company’s operating lease ROU assets and operating lease liabilities are valued based on the present value of future minimum lease payments, discounted with an incremental borrowing rate for the same term as the underlying lease. The Company has one lease arrangement that contains variable lease payments that are adjusted periodically for an index.

Foreclosed Assets
Foreclosed assets: Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. Physical possession of residential real estate property collateralizing a consumer mortgage loan occurs when legal title is obtained upon completion of foreclosure or when the borrower conveys all interest in the property to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. If fair value declines subsequent to foreclosure, a valuation allowance is recorded through expense.  Operating costs after acquisition are expensed.

Goodwill
Goodwill: Goodwill results from business acquisitions and represents the excess of the purchase price over the fair value of acquired tangible assets and liabilities and identifiable intangible assets. Goodwill is assessed for impairment at least annually or more frequently if events and circumstances exist that indicate that an impairment test should be performed. For both 2025 and 2024, the Company selected November 30th as the date to perform its annual impairment test. If possible impairment is likely, the Company will utilize the assistance of an independent third party for an appraisal and any such impairment is recognized in the period identified. The goodwill impairment analysis is used to identify potential impairment by comparing the fair value of the relevant reporting entity with its carrying value, including goodwill. The analysis is performed under guidance of FASB ASC 350. As of December 31, 2025, the Company concluded it is unlikely impairment of goodwill has occurred from the goodwill established from the Company’s acquisitions. See Note F for more specific disclosures related to goodwill impairment testing.

Long-term Assets
Long-term Assets: Premises and equipment and other long-term assets are reviewed for impairment when events indicate their carrying amount may not be recoverable from future undiscounted cash flows. If impaired, the assets are recorded at fair value.

Mortgage Servicing Rights
Mortgage Servicing Rights: A mortgage servicing right (“MSR”) is a contractual agreement where the right to service a mortgage loan is sold by the original lender to another party. When the Company sells mortgage loans to the secondary market, it retains the servicing rights to these loans. The Company’s MSR is recognized separately when acquired through sales of loans and is initially recorded at fair value with the income statement effect recorded in mortgage banking income. Subsequently, the MSR is then amortized in proportion to and over the period of estimated future servicing income of the underlying loan. The MSR is then evaluated for impairment periodically based upon the fair value of the rights as compared to the carrying amount, with any impairment being recognized through a valuation allowance. Fair value of the MSR is based on market prices for comparable mortgage servicing contracts. Impairment is determined by stratifying rights into groupings based on predominant risk characteristics, such as interest rate, loan type and investor type. If the Company later determines that all or a portion of the impairment no longer exists for a particular grouping, a reduction of the allowance may be recorded as an increase to income. At December 31, 2025 and 2024, the Company’s MSR assets were $318 and $355, respectively, and were included within Other Assets on the Statement of Condition.

Transfers of Financial Assets
Transfers of Financial Assets: Transfers of financial assets are accounted for as sales when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been legally isolated from the Company, the transferee obtains the right to pledge or exchange the transferred assets, and the Company does not maintain effective control over the transferred assets.

Earnings Per Share
Earnings Per Share: Earnings per share is based on net income divided by the following weighted average number of common shares outstanding during the periods: 4,711,001 for 2025 and 4,736,820 for 2024. Ohio Valley had no dilutive effect and no potential common shares issuable under stock options or other agreements for any period presented.

Income Taxes
Income Taxes: Income tax expense is the sum of the current year income tax due or refundable and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. The effect on deferred tax assets and liabilities of a change in tax rates is recognized at the time of enactment of such change in tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company recognizes interest and/or penalties related to income tax matters in income tax expense.

Comprehensive Income
Comprehensive Income: Comprehensive income consists of net income and other comprehensive income (loss). Other comprehensive income (loss) includes unrealized gains and losses on securities available for sale which are also recognized as separate components of equity, net of tax.

Loss Contingencies
Loss Contingencies: Loss contingencies, including claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable and an amount or range of loss can be reasonably estimated. Management does not believe there now are such matters that will have a material effect on the financial statements.

Bank Owned Life Insurance and Annuity Assets
Bank Owned Life Insurance and Annuity Assets: The Company has purchased life insurance policies on certain key executives. Bank owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. The Company also purchased an annuity investment for a certain key executive that earns interest.

Employee Stock Ownership Plan	Employee Stock Ownership Plan: Compensation expense is based on the market price of shares as they are committed to be allocated to participant accounts.
Dividend Reinvestment Plan
Dividend Reinvestment Plan: The Company maintains a Dividend Reinvestment Plan. The plan enables shareholders to elect to have their cash dividends on all or a portion of shares held automatically reinvested in additional shares of the Company’s common stock. The stock is issued out of the Company’s authorized shares and credited to participant accounts at fair market value. Dividends are reinvested on a quarterly basis.

Loan Commitments and Related Financial Instruments

Loan Commitments and Related Financial Instruments: Financial instruments include off-balance sheet credit instruments, such as commitments to make loans and commercial letters of credit, issued to meet customer financing needs. The face amount for these items represents the exposure to loss, before considering customer collateral or ability to repay. These financial instruments are recorded when they are funded. See Note L for more specific disclosure related to loan commitments.

Dividend Restrictions
Dividend Restrictions: Banking regulations require maintaining certain capital levels and may limit the dividends paid by the Bank to Ohio Valley or by Ohio Valley to its shareholders. See Note P for more specific disclosure related to dividend restrictions.

Restrictions on Cash
Restrictions on Cash: Cash on hand or on deposit with the FRB totaled $30,260 and $66,599 at year-end 2025 and 2024, respectively, and were subject to clearing requirements but not subject to any regulatory reserve requirements. The balances on deposit with the FRB earn interest at a rate set by the FRB that is related to the federal funds rate. At December 31, 2025, the rate was 3.65% compared to 4.40% at December 31, 2024.

Derivatives
Derivatives: At the inception of a derivative contract, the Company designates the derivative as one of three types based on the Company’s intentions and belief as to likely effectiveness as a hedge. These three types are (1) a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (“fair value hedge”), (2) a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedge”), or (3) an instrument with no hedging designation (“stand-alone derivative”).

Net cash settlements on derivatives that qualify for hedge accounting are recorded in interest income or interest expense, based on the item being hedged. Net cash settlements on derivatives that do not qualify for hedge accounting are reported in noninterest income. Cash flows on hedges are classified in the cash flow statement the same as the cash flows of the items being hedged.

At December 31, 2025 and 2024, the only derivative instruments used by the Company were interest rate swaps, which are classified as stand-alone derivatives. See Note H for more specific disclosures related to interest rate swaps.

Fair Value of Financial Instruments
Fair Value of Financial Instruments: Fair values of financial instruments are estimated using relevant market information and other assumptions, as more fully disclosed in Note O. Fair value estimates involve uncertainties and matters of significant judgment regarding interest rates, credit risk, prepayments, and other factors, especially in the absence of broad markets for particular items. Changes in assumptions or in market conditions could significantly affect the estimates.

Recent Accounting Changes Adopted and New Accounting Pronouncements Pending Adoption
Recent Accounting Changes Adopted: ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances income tax disclosures, including the disaggregation of existing disclosures related to the tax rate reconciliation and income taxes paid. This ASU took effect for annual reporting periods beginning after December 15, 2024, with the first disclosure additions included in this Annual Report on Form 10-K for the year ended December 31, 2025. The amendments to this ASU were applied on a retrospective basis. The adoption did not have a material impact on the Company’s consolidated financial statements and related disclosures. See Note K - “Income Taxes” for additional disclosure information.

New Accounting Pronouncements Pending Adoption: In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses. ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement to be presented in a tabular format in the footnotes to the financial statements. ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. The amendments in ASU 20204-03 should be applied on a prospective basis, although retrospective application is permitted. The Company is evaluating the effect the updated guidance will have on its consolidated financial statements and related disclosures.